Stock Option Activity (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Number of shares
Outstanding at beginning of year	3,235,800	3,235,800	3,333,000	3,333,000	2,891,000
Granted	340,100	340,100	76,800	76,800	642,000
Exercised	(393,000)	(393,000)	(174,000)	(174,000)	(200,000)
Outstanding at end of year	3,182,900	3,182,900	3,235,800	3,235,800	3,333,000
Exercisable at end of year	2,766,000	2,766,000	3,159,000	3,159,000	2,691,000
Weighted average exercise price
Outstanding at beginning of year	$ 24.96	¥ 2,047.00		¥ 2,051.00	¥ 2,022.00
Granted	$ 0.01	¥ 1.00		¥ 1.00	¥ 1,729.00
Exercised	$ 13.20	¥ 1,082.00		¥ 1,238.00	¥ 595.00
Outstanding at end of year	$ 23.74	¥ 1,947.00	$ 24.96	¥ 2,047.00	¥ 2,051.00
Exercisable at end of year	$ 27.32	¥ 2,240.00		¥ 2,096.00	¥ 2,128.00